NAME OF REGISTRANT:
TEMPLETON DRAGON FUND, INC.
File No. 811-08394
EXHIBIT ITEM: Copies of any material amendments to the registrant's charter or by-laws
BY-LAWS

-of-

TEMPLETON DRAGON FUND, INC.

(As Amended and Restated January 1, 2018)


ARTICLE I
NAME OF COMPANY, LOCATION OF OFFICES AND SEAL.


	Section 1.	Name. The name of the Company is Templeton Dragon
Fund, Inc.

	Section 2.	Principal Offices. The principal office of the
Company in the State of Maryland shall be located in Baltimore, Maryland. The Company may, in addition, establish and maintain such other offices and places of business within or outside the State of Maryland as the Board of Directors may from time to time determine.

	Section 3.	Seal. The corporate seal of the Company
shall be circular in form and shall bear the name of the Company, the year of its incorporation and the words "Corporate Seal, Maryland." The form of the seal shall be subject to alteration by the Board of Directors and the seal may be used by causing it or a facsimile to be impressed or affixed or printed or otherwise reproduced. Any officer or Director of the Company shall have authority to affix the corporate seal of the Company to any document requiring the same.

ARTICLE II
STOCKHOLDERS.

	Section 1.	Place of Meetings. All meetings of the
Stockholders shall be held at such place within the United States, whether within or outside the State of Maryland as the Board of Directors shall determine, which shall be stated in the notice of the meeting or in a duly executed waiver of notice thereof.

	Section 2.	Annual Meetings. The annual meeting of the
Stockholders of the Company shall be held on a date between May 1st and May 31st of every year, as fixed from time to time by the Board of Directors, at which time the Stockholders shall elect a Board of Directors and transact such other business as may properly come before the meeting. Each director shall be elected by the vote of the majority of the votes cast; provided, that if as of the record date for such meeting the number of nominees exceeds the number of directors to be elected, the directors shall be elected by a plurality of the votes cast. For purposes of this Section 2, a "majority of the votes cast" means that the number of shares voted "for" a director must exceed the number of shares voted "against" that director. Any business of the Company may be transacted at the annual meeting without being specially designated in the notice except as otherwise provided by statute, by the Articles of Incorporation or by these By-Laws.

	Section 3.	Special Meetings. Special meetings of
the Stockholders for any purpose or purposes, unless otherwise prescribed by statute or by the Articles of Incorporation, may be called by resolution of the Board of Directors or by the President, and shall be called by the President or Secretary at the request in writing of a majority of the Board of Directors or at the request in writing by Stockholders owning 10% in amount of the entire capital stock of the Company issued and outstanding at the time of the call, provided that (1) such request shall state the purpose of such meeting and the matters proposed to be acted on, and (2) the Stockholders requesting such meeting shall have paid to the Company the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such Stockholders. No special meeting shall be called upon the request of Stockholders to consider any matter which is substantially the same as a matter voted upon at any special meeting of the Stockholders held during the preceding
12 months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

	Section 4.	Notice. Written notice of every meeting of
Stockholders, stating the purpose or purposes for which the meeting is called, the time when and the place where it is to be held, shall be served, either personally or by mail, not less than 10 nor more than 90 days before the meeting, upon each Stockholder as of the record date fixed for the meeting and who is entitled to vote at such meeting. If mailed (1) such notice shall be directed to a Stockholder at his address as it shall appear on the books of the Company (unless he shall have filed with the Transfer Agent of the Company a written request that notices intended for him be mailed to some other address, in which case it shall be mailed to the address designated in such request) and (2) such notice shall be deemed to have been given as of the date when it is deposited in the United States mail with first class postage thereon prepaid. Irregularities in the notice or in the giving thereof, as well as the accidental omission to give notice of any meeting to, or the non-receipt of any such notice by, any of the Stockholders shall not invalidate any action otherwise properly taken by or at any such meeting. Notice of any Stockholders' meeting need not be given to any Stockholder who shall sign a written waiver of such notice either before or after the time of such meeting, which waiver shall be filed with the records of such meeting, or to any Stockholder who is present at such meeting in person or by proxy.

	Section 5.	Quorum, Adjournment of Meetings. The
presence at any Stockholders' meeting, in person or by proxy, of Stockholders entitled to cast a majority of the votes entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. The holders of a majority of shares entitled to vote at the meeting and present in person or by proxy, whether or not sufficient to constitute a quorum, or, any officer present entitled to preside or act as Secretary of such meeting may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date.
Any business that might have been transacted at the meeting originally called may be transacted at such adjourned meeting at which a quorum is present.

	Section 6.	Vote of the Meeting. When a quorum is
present or represented at any meeting, a majority of the votes cast shall decide any question brought before such meeting, unless the question is one upon which by express provisions of applicable statutes, of the Articles of Incorporation, or of these By-Laws, a different vote is required, in which case such express provisions shall govern and control the decision of such question.

	Section 7.	Voting Rights of Stockholders.
Each Stockholder of record having the right to vote shall be entitled at every meeting of the Stockholders of the Company to one vote for each share of stock having voting power standing in the name of such Stockholder on the books of the Company on the record date fixed in accordance with Section 5 of Article VII of these By-Laws, with pro-rata voting rights for any fractional shares, and such votes may be cast either in person or by written proxy.

	Section 8.	Proxies. Every proxy must be executed in writing
by the Stockholder or by his duly authorized attorney-in-fact. No proxy shall be valid after the expiration of eleven months from the date of its execution unless it shall have specified therein its duration. Every proxy shall be revocable at the pleasure of the person executing it or of his personal representatives or assigns. Proxies shall be delivered prior to the meeting to the Secretary of the Company or to the person acting as Secretary of the meeting before being voted. A proxy with respect to stock held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Company receives a specific written notice to the contrary from any one of them.
A proxy purporting to be executed by or on behalf of a Stockholder shall be deemed valid unless challenged at or prior to its exercise.

	Section 9.	Stock Ledger and List of Stockholders. It
shall be the duty of the Secretary or Assistant Secretary of the Company to cause an original or duplicate stock ledger to be maintained at the office of the Company's transfer agent.

	Section 10.	Action without Meeting. Any action to be taken by
Stockholders may be taken without a meeting if (1) all Stockholders entitled to vote on the matter consent to the action in writing, (2) all Stockholders entitled to notice of the meeting but not entitled to vote at it sign a written waiver of any right to dissent and (3) said consents and waivers are filed with the records of the meetings of Stockholders. Such consent shall be treated for all purposes as a vote of the meeting.

ARTICLE III
DIRECTORS

	Section 1.	Board of 3 to 15 Directors. The Board of Directors
shall consist of not less than three (3) nor more than fifteen
(15) Directors, all of whom shall be of full age and at least
40% of whom shall be persons who are not interested persons of the Company as defined in the Investment Company Act of 1940, provided that prior to the issuance of stock by the Company, the Board of Directors may consist of less than three (3) Directors, subject to the provisions of Maryland law. Directors need not be Stockholders. The Directors shall have power from time to time, and at any time when the Stockholders as such are not assembled in a meeting, regular or special, to increase or decrease their own number. If the number of Directors be increased, the additional
Directors may be elected by a majority of the Directors in office at the time of the increase. The additional Directors shall thereafter be elected or reelected by the Stockholders at their next annual meeting or at an earlier special meeting called for that purpose.

Commencing with the first annual meeting of Stockholders held after the initial public offering of the shares of the Company (the "initial meeting"), the Board of Directors shall be divided into three classes, each having a term of three years. At the annual meeting of Stockholders in each year thereafter, the term of one class will expire. At each subsequent annual election, the Directors chosen to succeed those whose terms are expiring shall be identified as being of the same class as the Directors whom they succeed, and shall be elected for a term expiring at the time of the third succeeding annual meeting of Stockholders, or thereafter in each case when their respective successors are elected and qualified. The number of Directorships shall be apportioned among the classes so as to maintain the classes as nearly equal as possible.

		The number of Directors may also be increased or decreased by vote of the Stockholders at any regular or special meeting called for that purpose. A Director may be removed with or without cause, but only by action of at least 75% of the shares then entitled to vote in an election of Directors. A meeting for the purpose of considering the removal of a person serving as Director shall be called by the Directors if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Company. If the Stockholders vote an increase in the Board they shall by plurality vote elect Directors to the newly created places as well as fill any then existing vacancies on the Board.

		The Board of Directors may elect, but shall not be required to elect, a Chairman of the Board who must be Director.

	Section 2.	Vacancies. If the office of any Director
or Directors becomes vacant for any reason (other than due to an increase in the number of places on the Board as provided in
Section 1 of Article III), the Directors in office, although less than a quorum, shall continue to act and may, by a majority vote, choose a successor or successors, who shall hold office until the next meeting of Stockholders, subject to compliance with applicable provisions of the 1940 Act. Any vacancy may be filled by the Stockholders at any meeting thereof.

	Section 3.	Majority to be Elected by Stockholders.
If at any time, less than a majority of the Directors in office shall consist of Directors elected by Stockholders, a meeting of the Stockholders shall be called within 60 days for the purpose of electing Directors to fill any vacancies in the Board of Directors (unless the Securities and Exchange Commission or any court of competent jurisdiction shall by order extend such period).

	Section 4.	Removal. At any meeting of Stockholders
duly called and at which a quorum is present, the Stockholders may, by the affirmative vote of the holders of at least 66-2/3% of the votes entitled to be cast thereat, remove any Director or Directors from office, with or without cause, and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed Directors.

	Section 5.	Powers of the Board. The business of this Company
shall be managed under the direction of its Board of Directors, which may exercise or give authority to exercise all powers of the Company and do all such lawful acts and things as are not by statute, by the Articles of Incorporation or by these By-Laws required to be exercised or done by the Stockholders.

	Section 6.	Place of Meetings. The Directors may hold
their meetings at the principal office of the Company or at such other places, either within or without the State of Maryland, as they may from time to time determine.
	Section 7.	Regular Meetings. Regular meetings of the
Board may be held at such date and time as shall from time to time be determined by resolution of the Board.

	Section 8.	Special Meetings. Special meetings of the
Board may be called by order of the President on one day's notice given to each Director either in person or by mail, telephone, telegram, telefax, telex, cable or wireless to each Director at his residence or regular place of business. Special meetings will be called by the President or Secretary in a like manner on the written request of a majority of the Directors.

	Section 9.	Waiver of Notice. No notice of any meeting
of the Board of Directors or a committee of the Board need be given to any Director who is present at the meeting or who waives notice of such meeting in writing (which waiver shall be filed with the records of such meeting), either before or after the time of the meeting.

	Section 10.	Quorum of One-Third. At all meetings of the
Board the presence of one-third of the entire number of Directors then in office (but not less than two Directors) shall be necessary to constitute a quorum and sufficient for the transaction of business, and any act of a majority present at a meeting at which there is a quorum shall be the act of the Board of Directors, except as may be otherwise specifically provided by statute, by the Articles of Incorporation or by these By-Laws. If a quorum shall not be present at any meeting of Directors, the Directors present thereat may adjourn the meeting from time to time, without notice other than announcement at the meeting, until a quorum shall be present.

	Section 11.	Informal Action by Directors and Committees.
Any action required or permitted to be taken at any meeting of the Board of Directors or of any committee thereof may, except as otherwise required by statute, be taken without a meeting if a written consent to such action is signed by all members of the Board, or of such committee, as the case may be and filed with the minutes of the proceedings of the Board or committee. Subject to the Investment Company Act of 1940, members of the Board of Directors or a committee thereof may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time.

	Section 12.	Executive Committee. There may be an Executive
Committee of two or more Directors appointed by the Board who may meet at stated times or on notice to all by any of their own number. The Executive Committee shall consult with and advise the Officers of the Company in the management of its business and exercise such powers of the Board of Directors as may be lawfully delegated by the Board of the Directors. Vacancies shall be filled by the Board of Directors at any regular or special meeting. The Executive Committee shall keep regular minutes of its proceedings and report the same to the Board when required.

	Section 13.	Audit Committee. There shall be an Audit Committee
of two or more Directors who are not "interested persons" of the Company (as defined in the Investment Company Act of 1940, as amended) appointed by the Board who may meet at stated times or on notice to all by any of their own number. The Committee's duties shall include reviewing both the audit and other work of the Company's independent accountants, recommending to the Board of Directors the independent accountants to be retained, and reviewing generally the maintenance and safekeeping of the Company's records and documents.

	Section 14.	Other Committees. The Board of Directors, by
the affirmative vote of a majority of the entire Board, may appoint other committees which shall in each case consist of such number of members (not less than two) and shall have and may exercise, to the extent permitted by law, such powers as the Board may determine in the resolution appointing them. A majority of all members of any such committee may determine its action, and fix the time and place of its meetings, unless the Board of Directors shall otherwise provide. The Board of Directors shall have power at any time to change the members and, to the extent permitted by law, the powers of any such committee, to fill vacancies, and to discharge any such committee.

	Section 15.	Advisory Board. There may be an Advisory Board
of any number of individuals appointed by the Board of Directors who may meet at stated times or on notice to all by any of their own number or by the President. The Advisory Board shall be composed of Stockholders or representatives of Stockholders. The Advisory Board will have no power to require the Company to take any specific action. Its purpose shall be solely to consider matters of general policy and to represent the Stockholders in all matters except those involving the purchase or sale of specific securities. A majority of the Advisory Board, if appointed, must consist of Stockholders who are not otherwise affiliated or interested persons of the Company or of any affiliate of the Company as those terms are defined in the Investment Company Act of 1940.

	Section 16.	Compensation of Directors. The Board may,
by resolution, determine what compensation and reimbursement of expenses of attendance at meetings, if any, shall be paid to Directors in connection with their service on the Board. Nothing herein contained shall be construed to preclude any Director from serving the Company in any other capacity or from receiving compensation therefor.

ARTICLE IV
OFFICERS

	Section 1.	Officers. The Officers of the Company shall be
fixed by the Board of Directors and shall include a Chief
Executive Officer- Investment Management, a Chief Executive
Officer- Finance and Administration, a President, a
Vice-President, a Secretary, a Chief Financial Officer and Chief
Accounting Officer and a Treasurer. Any two of the aforesaid offices, except those of President and Vice-President, may be held by the same person.

	Section 2.	Appointment of Officers. The Directors, at
their first meeting after each annual meeting of Stockholders, shall appoint a President and the other Officers who need not be members of the Board.

	Section 3.	Additional Officers. The Board, at any regular
or special meeting, may appoint such other Officers and agents as it shall deem necessary who shall exercise such powers and perform such duties as shall be determined from time to time by the Board.

	Section 4.	Salaries of Officers. The salaries of all
Officers of the Company shall be fixed by the Board of Directors.

	Section 5.	Term, Removal, Vacancies. The Officers of the
Company shall hold office for one year and until their successors are chosen and qualify in their stead. Any Officer elected or appointed by the Board of Directors may be removed at any time by the affirmative vote of a majority of the Directors. If the office of any Officer becomes vacant for any reason, the vacancy shall be filled by the Board of Directors.

	Section 6.	President. The President shall, subject to the
supervision of the Board of Directors, have general responsibility for the management of the business of the Company and shall see that all orders and resolutions of the Board are carried into effect.

	Section 7.	Vice-President. The Vice-President (senior in service),
at the request or in the absence or disability of the President shall perform the duties and exercise the powers of the President and shall perform such other duties as the Board of Directors shall prescribe.

	Section 8.	Treasurer. The Treasurer shall be responsible
for the general supervision over the care and custody of the funds, securities, and other valuable effects of the Company and shall deposit the same or cause the same to be deposited in the name of the Company in such depositories as the Board of Directors may designate; shall disburse the funds of the Company as may be ordered by the Board of Directors; shall have supervision over the accounts of all receipts and disbursements of the Company; disburse the funds of the Company; shall have the power and authority to perform the duties usually incident of his office and those duties as may be assigned to him from time to time by the Board or by the Chief Financial Officer and Chief Accounting Officer; and shall render to the Chief
Financial Officer and Chief Accounting Officer and the Board, whenever they request it, an account of all of his transactions as Treasurer.

		Any Assistant Treasurer may perform such duties of the Treasurer as the Treasurer of the Board of Directors may assign, and, in the absence of the Treasurer, he may perform all the duties of the Treasurer.

	Section 9.	Secretary. The Secretary shall attend meetings
of the Board and meetings of the Stockholders and record all votes and the minutes of all proceedings in books to be kept for that purpose. He shall give or cause to be given notice of all meetings of Stockholders and special meetings of the Board of Directors and shall perform such other duties as may be prescribed by the Board of Directors. He shall keep in safe custody the seal of the Company and affix it to any instrument when authorized by the Board of Directors.

		Any Assistant Secretary may perform such duties of the Secretary as the Secretary or the Board of Directors may assign, and, in the absence of the Secretary, may perform all the duties of the Secretary.

Section 10.	Chief Executive Officer- Investment Management. The
Chief Executive Officer- Investment Management shall be the principal executive officer with respect to the portfolio investments of the Company, and shall have such other powers and duties as may be prescribed by the Board of Directors or these By-Laws.

	Section 11.	Chief Executive Officer- Finance and Administration.
The Chief Executive Officer- Finance and Administration shall be the principal executive officer with respect to the financial accounting and administration of the Company, and shall have such other powers and duties as may be prescribed by the Board of Directors or these By-Laws.

	Section 12. Chief Financial Officer and Chief Accounting Officer. The Chief Financial Officer and Chief Accounting Officer shall, whenever required by the Board of Directors, render or cause to be rendered financial statements of the Company; supervise the investment of its funds as ordered or authorized by the Board, taking proper vouchers therefore; provide assistance to the Audit
Committee of the Board and report to such Committee as necessary;
be designated as principal accounting officer/principal financial officer for purposes of 32 of the 1940 Act, 302 of the Sarbanes
Oxley Act of 2002 and 6 of the Securities Act of 1933; shall keep and maintain or cause to be kept and maintained adequate and correct books and records of accounts of the properties and business transactions of the Company (and every series and class thereof), including accounts of assets, liabilities, receipts, disbursements, gains, losses, capital retained earnings and shares; shall have the power and authority to perform the duties usually incident of his office and those duties as may be assigned to him from time to time by the Board; and shall render to the Chief Executive Officer-
Finance and Administration and the Board, whenever they request it, an account of all of his transactions as Chief Financial Officer and Chief Accounting Officer and of the financial condition of the Company.

	Section 13.	Subordinate Officers. The Board of Directors
from time to time may appoint such other officers or agents as it may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Board of Directors may determine. The Board of Directors from time to time may delegate to one or more officers or agents the power to appoint any such subordinate officers or agents and to prescribe their respective rights, terms of office, authorities and duties.

	Section 14.	Surety Bonds. The Board of Directors may
require any officer or agent of the Company to execute a bond (including, without limitation, any bond required by the Investment Company Act of 1940, as amended, and the rules and regulations of the Securities and Exchange Commission) to the Company in such sum and with such surety or sureties as the Board of Directors may determine, conditioned upon the faithful performance of his duties to the Company, including responsibility for negligence and for the accounting of any of the Company's property, funds or securities that may come into his hands.


ARTICLE V
INDEMNIFICATION

	Section 1.	Indemnification of Directors and Officers. The
Company shall indemnify its Directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify its Officers to the same extent as its Directors and to such further extent as is consistent with law. The Company shall indemnify its Directors and Officers who while serving as Directors or Officers also serve at the request of the Company as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Company or any Stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

	Section 2.	Advances. Any current or former director or
officer of the Company seeking indemnification within the scope of this Article shall be entitled to advances from the Company for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation Law. The person seeking indemnification shall provide to the Company a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Company has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. The provisions of this Section are subject to compliance with applicable provisions of the 1940 Act.

	Section 3.	Procedure. Subject to Section 2 of this
Article V, at the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party Directors or (ii) an independent legal counsel in a written opinion.

	Section 4.	Indemnification of Employees and Agents.
Employees and agents who are not Officers or Directors of the Company may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940.

	Section 5.	Other Rights. The Board of Directors may make
further provision consistent with law for indemnification and advance of expenses to Directors, Officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of Stockholders or disinterested Directors or otherwise. The rights provided to any person by this Article shall be enforceable against the Company by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee, or agent as provided above.

	Section 6.	Amendments. References in this Article are to
the Maryland General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of these By-laws shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

	Section 7.	Insurance. The Company may purchase and
maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Company or who, while a director, officer, employee, or agent of the Company, is or was serving at the request of the Company as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position; provided, that no insurance may be purchased which would indemnify any Director or Officer of the Company against any liability to the Company or to its security holders to which he would otherwise be subject by reason of disabling conduct (as defined in Section 1 of this Article V).

ARTICLE VI
GENERAL PROVISIONS

	Section 1.	Waiver of Notice. Whenever by statute, the provisions
of the Articles of Incorporation or these By-Laws, the Stockholders or the Board of Directors are authorized to take any action at any meeting after notice, such notice may be waived, in writing, before or after the holding of the meeting, by the person or persons entitled to such notice, or, in the case of a Stockholder, by his attorney thereunto authorized.

	Section 2.	Checks. All checks or demands for money
and notes of the Company shall be signed by such Officer or Officers or such other person or persons as the Board of Directors may from time to time designate.

	Section 3.	Fiscal Year. The fiscal year of the Company
shall be determined by resolution of the Board of Directors.

	Section 4.	Accountant. The Company shall employ an
independent public accountant or a firm of independent public accountants as its Accountant to examine the accounts of the Company and to sign and certify financial statements filed by the Company. The employment of the Accountant shall be conditioned upon the right of the Company to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any Stockholders' meeting called for that purpose.


ARTICLE VII
CAPITAL STOCK

	Section 1.	Certificate of Stock. The interest of each Stockholder
of the Company may be evidenced by certificates for shares of stock in such form as the Board of Directors may from time to time prescribe. The certificates shall be numbered and entered in the books of the Company as they are issued. They shall exhibit the holder's name and the number of shares and no certificate shall be valid unless it has been signed by the President or a Vice-President and the Treasurer or an Assistant Treasurer or the Secretary or an Assistant Secretary and bears the corporate seal. Such seal may be a facsimile, engraved or printed. Where any such certificate is signed by a Transfer Agent or by a Registrar, the signatures of any such Officer may be facsimile, engraved or printed. In case any of the Officers of the Company whose manual or facsimile signature appears on any stock certificate delivered to a Transfer Agent of the Company shall cease to be such Officer prior to the issuance of such certificate, the Transfer Agent may nevertheless countersign and deliver such certificate as though the person signing the same or whose facsimile signature appears thereon had not ceased to be such Officer, unless written instructions of the Company to the contrary are delivered to the Transfer Agent.

	Section 2.	Lost, Stolen or Destroyed Certificates.
The Board of Directors, or the President together with the Treasurer or Secretary, may direct a new certificate to be issued in place of any certificate theretofore issued by the Company, alleged to have been lost, stolen or destroyed, upon the making of an affidavit of that fact by the person claiming the certificate of stock to be lost, stolen or destroyed, or by his legal representative. When authorizing such issue of a new certificate, the Board of Directors, or the President and Treasurer or Secretary, may, in its or their discretion and as a condition precedent to the issuance thereof, require the owner of such lost, stolen or destroyed certificate, or his legal representative, to advertise the same in such manner as it or they shall require and/or give the Company a bond in such sum and with such surety or sureties as it or they may direct as indemnity against any claim that may be made against the Company with respect to the certificate alleged to have been lost, stolen or destroyed or such newly issued certificate.

	Section 3.	Transfer of Stock. Shares of stock of the
Company shall be transferable on the books of the Company by the holder thereof in person or by his duly authorized attorney or legal representative upon surrender and cancellation of a certificate or certificates for the same number of shares of the same class, duly endorsed or accompanied by proper evidence of succession, assignment or authority to transfer, with such proof of the authenticity of the signature as the Company or its agents may reasonably require. The Board of Directors may, from time to time, adopt rules and regulations with reference to the method of transfer of the shares of stock of the Company.

	Section 4.	Registered Holder. The Company shall be
entitled to treat the holder of record of any share or shares of stock as the holder in fact thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person whether or not it shall have express or other notice thereof, except as expressly provided by statute.

	Section 5.	Record Date. The Board of Directors may fix
a time not less than 10 nor more than 90 days prior to the date of any meeting of Stockholders or prior to the last day on which the consent or dissent of Stockholders may be effectively expressed for any purpose without a meeting, as the time as of which Stockholders entitled to notice of and to vote at such a meeting or whose consent or dissent is required or may be expressed for any purpose, as the case may be, shall be determined; and all persons who were holders of record of voting stock at such time and no other shall be entitled to notice of and to vote at such meeting or to express their consent or dissent, as the case may be. If no record date has been fixed, the record date for the determination of Stockholders entitled to notice of or to vote at a meeting of Stockholders shall be the later of the close of business on the day on which notice of the meeting is mailed or the thirtieth day before the meeting, or, if notice is waived by all Stockholders, at the close of business on the tenth day next preceding the day on which the meeting is held. The Board of Directors may also fix a time not exceeding 90 days preceding the date fixed for the payment of any dividend or the making of any distribution, or for the delivery of evidences of rights, or evidences of interests arising out of any change, conversion or exchange of capital stock, as a record time for the determination of the Stockholder entitled to receive any such dividend, distribution, rights or interests.

	Section 6.	Stock Ledgers. The stock ledgers of the
Company, containing the names and addresses of the Stockholders and the number of shares held by them respectively, shall be kept at the principal offices of the Company or at the offices of the transfer agent of the Company or at such other location as may be authorized by the Board of Directors from time to time.

	Section 7.	Transfer Agents and Registrars. The
Board of Directors may from time to time appoint or remove transfer agents and/or registrars of transfers (if any) of shares of stock of the Company, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made, all certificates representing shares of capital stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars of transfers (if any) or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only one countersignature by such person shall be required.

	Section 8.	Dividends. Dividends upon the capital stock
of the Company, subject to any provisions of the Articles of Incorporation relating thereto, may be declared by the Board of Directors at any regular or special meeting, pursuant to law.
	Section 9.	Reserve Before Dividends. Before payment
of any dividend, there may be set aside out of the net profits of the Company available for dividends such sum or sums as the Directors from time to time in their absolute discretion think proper as a reserve fund to meet contingencies, or for equalizing dividends, or for repairing or maintaining any property of the Company, or for such other purpose as the Directors shall think conducive to the interests of the Company, and the Directors may modify or abolish any such reserve in the manner in which it was created.

	Section 10.	No Pre-emptive Rights. Shares of stock
shall not possess pre-emptive rights to purchase additional shares of stock when offered.

	Section 11.	Fractional Shares. Fractional shares of
stock entitle the holder to the same voting and other rights and privileges as whole shares on a pro-rata basis.

ARTICLE VIII
AMENDMENTS

	Section 1.	By Stockholders. Except as provided by this
Section 1 of Article VIII, By-Laws may be adopted, amended or repealed, by vote of the holders of a majority of the Company's stock, as defined by the Investment Company Act of 1940, at any annual or special meeting of the Stockholders at which a quorum is present or represented, provided notice of the proposed amendment shall have been contained in the notice of the meeting. Sections 1 and 4 of Article III may be amended only by vote of the holders of 75% of the Company's Common Stock, unless such action has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of Directors fixed in accordance with these By-Laws, in which case the affirmative vote of a majority of the outstanding shares is required.

	Section 2.	By Directors. The Directors may adopt,
amend or repeal any By-Law (in a manner not inconsistent with any By-Law adopted, amended or repealed by the Company's Stockholders in accordance with Section 1 of this Article VIII) by majority vote of all of the Directors in office at any regular meeting, or at any special meeting, subject to the requirements of applicable law.

ARTICLE IX
CUSTODY OF SECURITIES

	Section 1.	Employment of a Custodian. The Company
shall place and at all times maintain in the custody of a Custodian (including any sub-custodian for the Custodian, which may be a foreign bank which meets applicable requirements of law) all funds, securities and similar investments owned by the Company.
The Custodian (and any sub-custodian) shall be a bank having not less than $2,000,000 aggregate capital, surplus and undivided profits or such other financial institution as shall be permitted by rule or order of the United States Securities and Exchange Commission. The Custodian shall be appointed from time to time by the Directors, who shall fix its remuneration.

	Section 2.	Action Upon Termination of Custodian
Agreement. Upon termination of a Custodian Agreement or inability of the Custodian to continue to serve, the Directors shall promptly appoint a successor custodian, but in the event that no successor custodian can be found who has the required qualifications and is willing to serve, the Directors shall call as promptly as possible a special meeting of the Stockholders to determine whether the Company shall function without a custodian or shall be liquidated. If so directed by vote of the holders of a majority of the outstanding voting securities, the Custodian shall deliver and pay over all funds, securities and similar investments held by it as specified in such vote.

	Section 3.	Provisions of Custodian Agreement. The
following provisions shall apply to the employment of a Custodian and to any contract entered into with the Custodian so employed:

		The Directors shall cause to be delivered to the Custodian all securities owned by the Company or to which it may become entitled, and shall order the same to be delivered by the Custodian only in completion of a sale, exchange, transfer, pledge, loan of portfolio securities to another person, or other disposition thereof, all as the Directors may generally or from time to time require or approve or to a successor Custodian; and the Directors shall cause all funds owned by the Company or to which it may become entitled to be paid to the Custodian, and shall order the same disbursed only for investment against delivery of the securities acquired, or the return of cash held as collateral for loans of portfolio securities, or in payment of expenses, including management compensation, and liabilities of the Company, including distributions to Stockholders, or to a successor Custodian. In connection with the Company's purchase or sale of futures contracts, the Custodian shall transmit, prior to receipt on behalf of the Company of any securities or other property, funds from the Company's custodian account in order to furnish to and maintain funds with brokers as margin to guarantee the performance of the Company's futures obligations in accordance with the applicable requirements of commodities exchanges and brokers.

ARTICLE X
MISCELLANEOUS

	Section 1.	Miscellaneous.

		(a) Except as hereinafter provided,
no Officer or Director of the Company and no partner, officer, director or shareholder of the Investment Adviser of the Company or of the Distributor of the Company, and no Investment Adviser or Distributor of the Company, shall take long or short positions in the securities issued by the Company.

		(1)	The foregoing provision shall not prevent the Distributor
from purchasing shares of stock from the Company if such purchases are limited (except for reasonable allowances for clerical errors, delays and errors of transmission and cancellation of orders) to purchases for the purpose of filling orders for such shares received by the Distributor, and provided that orders to purchase from the Company are entered with the Company or the Custodian promptly upon receipt by the Distributor of purchase orders for such shares, unless the Distributor is otherwise instructed by its customer.

		(2)	The foregoing provision shall not prevent the Distributor
from purchasing shares of stock of the Company as agent for the account of the Company.

		(3)	The foregoing provision shall not prevent the purchase
from the Company or from the Distributor of shares of stock issued by the Company, by any officer, or Director of the Company or by any partner, officer, director or shareholder of the Investment Adviser of the Company or of the Distributor of the Company at the price available to the public generally at the moment of such purchase, or as described in the then currently effective Prospectus of the Company.

		(4)	The foregoing shall not prevent the Distributor, or
any affiliate thereof, of the Company from purchasing shares of stock prior to the effectiveness of the first registration statement relating to the shares under the Securities Act of 1933.

		(b) The Company shall not lend assets of the Company to any officer or Director of the Company, or to any partner, officer, director or shareholder of, or person financially interested in, the Investment Adviser of the Company, or the Distributor of the Company, or to the Investment Adviser of the Company or to the Distributor of the Company.

		(c) The Company shall not impose any restrictions upon the transfer of the shares of stock of the Company except as provided in the Articles of Incorporation, but this requirement shall not prevent the charging of customary transfer agent fees.

		(d) The Company shall not permit any officer or Director of the Company, or any partner, officer or director of the Investment Adviser or Distributor of the Company, to deal for or on behalf of the Company with himself as principal or agent, or with any partnership, association or corporation in which he has a financial interest; provided that the foregoing provisions shall not prevent (a) Officers and Directors of the Company or partners, officers or directors of the Investment Adviser or Distributor of the Company from buying, holding or selling shares of stock in the Company, or from being partners, officers or directors or otherwise financially interested in the Investment Adviser or Distributor of the Company; (b) purchases or sales of securities or other property by the Company from or to an affiliated person or to the Investment Adviser or Distributor of the Company if such transaction is exempt from the applicable provisions of the Investment Company Act of 1940; (c) purchases of investments for the portfolio of the Company or sales of investments owned by the Company through a security dealer who is, or one or more of whose partners, share holders, officers or directors is, an Officer or Director of the Company, or a partner, officer or director of the Investment Adviser or Distributor of the Company, if such transactions are handled in the capacity of broker only and commissions charged do not exceed customary brokerage charges for such services; (d) employment of legal counsel, registrar, Transfer Agent, dividend disbursing agent or Custodian who is, or has a partner, shareholder, officer, or director who is, an officer or Director of the Company, or a partner, officer or director of the Investment Adviser or Distributor of the Company, if only customary fees are charged for services to the Company; (e) sharing statistical research, legal and management expenses and office hire and expenses with any other investment company in which an officer or Director of the Company, or a partner, officer or director of the Investment Adviser or Distributor of the Company, is an officer or director or otherwise financially interested.

Adopted March 2, 1994
Amended and restated as of October 19, 1996
Amended and restated as of May 22, 1997
Amended and restated as of February 25, 2000
Amended and restated as of January 4, 2002
Amended and restated as of October 11, 2002
Amended and restated as of May 13, 2004
Amended and restated as of January 1, 2018